Fair Value Measurements - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Unfunded commitments	$ 0
Plan liabilities at fair value	$ 0	$ 0
TRS Stable Value Fund Trust Units | Minimum
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Ebp, fair value, investment, nav, redemption, notice period	12 months
TRS Stable Value Fund Trust Units | Maximum
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Ebp, fair value, investment, nav, redemption, notice period	30 months
Retirement Trust Units | Maximum
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Ebp, fair value, investment, nav, redemption, notice period	30 days